Property, plant and equipment - Disclosure of Detailed Information About Property, Plant and Equipment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	[1]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	$ 466,349
Additions to property, plant and equipment	83,884	$ 42,948
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	284,003
Additions	260,895
Divestments and disposals	(70)
Reclassifications	0
Effect of foreign currency exchange differences	(8,882)
Property, plant and equipment	535,946
Increase (decrease) in property, plant and equipment including right-of-use assets	260,895
Cash-settled additions	64,464
Amounts payable, related party transactions	19,420
Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(65,354)
Divestments and disposals	34
Effect of foreign currency exchange differences	1,213
Depreciation expense	(3,092)
Depreciation capitalized into inventory	(2,398)
Property, plant and equipment	(69,597)
Buildings and land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	9,414
Buildings and land | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	8,916
Additions	2,732
Divestments and disposals	0
Reclassifications	1,962
Effect of foreign currency exchange differences	(269)
Property, plant and equipment	13,341
Buildings and land | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(2,709)
Divestments and disposals	0
Effect of foreign currency exchange differences	69
Depreciation expense	(1,287)
Depreciation capitalized into inventory	0
Property, plant and equipment	(3,927)
Machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	239,689
Machinery and equipment | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	180,945
Additions	71,867
Divestments and disposals	(70)
Reclassifications	58,017
Effect of foreign currency exchange differences	(6,002)
Property, plant and equipment	304,757
Machinery and equipment | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(62,043)
Divestments and disposals	34
Effect of foreign currency exchange differences	1,144
Depreciation expense	(1,805)
Depreciation capitalized into inventory	(2,398)
Property, plant and equipment	(65,068)
Machinery under development
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	217,246
Machinery under development | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	94,142
Additions	186,296
Divestments and disposals	0
Reclassifications	(59,979)
Effect of foreign currency exchange differences	(2,611)
Property, plant and equipment	217,848
Machinery under development | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(602)
Divestments and disposals	0
Effect of foreign currency exchange differences	0
Depreciation expense	0
Depreciation capitalized into inventory	0
Property, plant and equipment	$ (602)

[1]	1 - Refer to Note 18 - Restatement of prior period financial statements for reconciliations between originally reported and as revised amounts.